Subsequent Events - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions				12 Months Ended
	Mar. 04, 2019 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) shares	Sep. 23, 2016 shares	Dec. 31, 2016 CNY (¥)
Subsequent Events [Line Items]
Number of shares issued and sold value | ¥				¥ 615,032
Class B Ordinary Shares
Subsequent Events [Line Items]
Number of shares issued and sold			7,705,000
Class B Ordinary Shares | Private Placement [Member] | Subsequent Event
Subsequent Events [Line Items]
Number of shares issued and sold	3,461,902	3,461,902
Number of shares issued and sold value | $	$ 11.1	$ 11.1
Number of shares issued and sold per price | $ / shares	$ 3.20